UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act File number 811-8349

Name of Fund: MuniHoldings Florida Insured Fund, Inc.

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, MuniHoldings Florida Insured Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 08/31/2006

Date of reporting period: 03/01/06 - 05/31/06

Item 1 - Schedule of Investments

MuniHoldings Florida Insured Fund
Schedule of Investments as of May 31, 2006                        (in Thousands)

                       Face
                     Amount   Municipal Bonds                                                                           Value
---------------------------------------------------------------------------------------------------------------------------------
Florida - 158.3%    $ 6,600   Alachua County, Florida, School Board, COP, 5.25% due 7/01/2029 (b)                    $      6,946
                    -------------------------------------------------------------------------------------------------------------
                      4,195   Beacon Tradeport Community Development District, Florida, Special Assessment
                              Revenue Refunding Bonds (Commercial Project), Series A, 5.625% due 5/01/2032 (k)              4,496
                    -------------------------------------------------------------------------------------------------------------
                        805   Brevard County, Florida, HFA, S/F Mortgage Revenue Bonds, AMT, 6.80%
                              due 3/01/2028 (d)(g)                                                                            819
                    -------------------------------------------------------------------------------------------------------------
                      8,000   Broward County, Florida, Educational Facilities Authority Revenue Bonds (Nova
                              Southeastern University), 5% due 4/01/2031 (m)                                                8,219
                    -------------------------------------------------------------------------------------------------------------
                      1,215   Broward County, Florida, School Board, COP, Series A, 5% due 7/01/2021 (c)                    1,272
                    -------------------------------------------------------------------------------------------------------------
                      5,485   Broward County, Florida, School Board, COP, Series A, 5% due 7/01/2022 (c)                    5,737
                    -------------------------------------------------------------------------------------------------------------
                        575   Clay County, Florida, HFA, S/F Mortgage Revenue Bonds, AMT, 6.55% due 3/01/2028
                              (d)(i)                                                                                          587
                    -------------------------------------------------------------------------------------------------------------
                      1,320   Clay County, Florida, School Board, COP (Master Lease Program), 5.75% due 7/01/2010
                              (a)(j)                                                                                        1,429
                    -------------------------------------------------------------------------------------------------------------
                      5,000   Collier County, Florida, IDA, IDR, Refunding (Southern States Utilities), AMT, 6.50%
                              due 10/01/2025                                                                                5,114
                    -------------------------------------------------------------------------------------------------------------
                     20,575   Dade County, Florida, Water and Sewer System Revenue Bonds, 5.25% due 10/01/2021 (h)         21,124
                    -------------------------------------------------------------------------------------------------------------
                     21,640   Dade County, Florida, Water and Sewer System Revenue Bonds, 5.25% due 10/01/2026 (h)         22,186
                    -------------------------------------------------------------------------------------------------------------
                        145   Escambia County, Florida, HFA, S/F Mortgage Revenue Refunding Bonds (Multi-County
                              Program), AMT, Series A, 6.30% due 10/01/2020 (a)(i)                                            146
                    -------------------------------------------------------------------------------------------------------------
                        535   Escambia County, Florida, HFA, S/F Mortgage Revenue Refunding Bonds (Multi-County
                              Program), AMT, Series A, 6.375% due 10/01/2026 (a)(i)                                           539
                    -------------------------------------------------------------------------------------------------------------
                      1,835   Flagler County, Florida, Capital Improvement Revenue Bonds, 5% due 10/01/2035 (a)             1,893
                    -------------------------------------------------------------------------------------------------------------
                      1,020   Flagler County, Florida, School Board, COP, Series A, 5% due 8/01/2024 (c)                    1,056
---------------------------------------------------------------------------------------------------------------------------------

Portfolio Abbreviations

To simplify the listings of MuniHoldings Florida Insured Fund's portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.

AMT       Alternative Minimum Tax (subject to)
COP       Certificates of Participation
DRIVERS   Derivative Inverse Tax-Exempt Receipts
GO        General Obligation Bonds
HFA       Housing Finance Agency
IDA       Industrial Development Authority
IDR       Industrial Development Revenue Bonds
M/F       Multi-Family
RIB       Residual Interest Bonds
S/F       Single-Family

MuniHoldings Florida Insured Fund
Schedule of Investments as of May 31, 2006                        (in Thousands)

                       Face
                     Amount   Municipal Bonds                                                                           Value
---------------------------------------------------------------------------------------------------------------------------------
                    $ 1,800   Florida HFA, Homeowner Mortgage Revenue Refunding Bonds, AMT, Series 2, 5.75%
                              due 7/01/2014 (a)                                                                      $      1,833
                    -------------------------------------------------------------------------------------------------------------
                     14,980   Florida HFA, Homeowner Mortgage Revenue Refunding Bonds, AMT, Series 2, 5.90%
                              due 7/01/2029 (a)                                                                            15,278
                    -------------------------------------------------------------------------------------------------------------
                        895   Florida Housing Finance Corporation, Homeowner Mortgage Revenue Refunding Bonds, AMT,
                              Series 4, 6.25% due 7/01/2022 (c)                                                               914
                    -------------------------------------------------------------------------------------------------------------
                      2,055   Florida Housing Finance Corporation, Housing Revenue Bonds (Waverly Apartments), AMT,
                              Series C-1, 6.30% due 7/01/2030 (c)                                                           2,186
                    -------------------------------------------------------------------------------------------------------------
                      1,285   Florida Municipal Loan Council Revenue Bonds, Series B, 5.375% due 11/01/2025 (a)             1,360
                    -------------------------------------------------------------------------------------------------------------
                      4,150   Florida Municipal Loan Council Revenue Bonds, Series B, 5.375% due 11/01/2030 (a)             4,383
                    -------------------------------------------------------------------------------------------------------------
                      3,750   Florida State Board of Education, Capital Outlay, GO, Public Education, Refunding,
                              Series D, 5.75% due 6/01/2022 (c)                                                             4,060
                    -------------------------------------------------------------------------------------------------------------
                      1,000   Florida State Board of Education, Capital Outlay, GO, Public Education, Series C,
                              5.75% due 6/01/2010 (h)(j)                                                                    1,083
                    -------------------------------------------------------------------------------------------------------------
                     12,725   Florida State Board of Education, Lottery Revenue Bonds, DRIVERS, Series 222, 8.705%
                              due 7/01/2017 (f)(h)                                                                         15,341
                    -------------------------------------------------------------------------------------------------------------
                      2,200   Florida State Board of Regents, Housing Revenue Bonds (University of Central
                              Florida), 5.25% due 10/01/2026 (h)                                                            2,313
                    -------------------------------------------------------------------------------------------------------------
                      7,165   Florida State Board of Regents, University Systems Improvement Revenue Bonds, 5.25%
                              due 7/01/2007 (a)(j)                                                                          7,359
                    -------------------------------------------------------------------------------------------------------------
                      3,505   Florida State Department of General Services, Division Facilities Management Revenue
                              Bonds (Florida Facilities Pool), Series A, 6% due 9/01/2010 (b)(j)                            3,842
                    -------------------------------------------------------------------------------------------------------------
                      2,350   Florida State Governmental Utility Authority, Utility Revenue Bonds (Citrus Utility
                              System), 5.125% due 10/01/2033 (b)                                                            2,433
                    -------------------------------------------------------------------------------------------------------------
                      2,900   Florida State Governmental Utility Authority, Utility Revenue Bonds (Lehigh Utility
                              System), 5.125% due 10/01/2033 (b)                                                            3,003
                    -------------------------------------------------------------------------------------------------------------
                     14,325   Florida State Turnpike Authority, Turnpike Revenue Bonds, DRIVERS, Series 218, 8.695%
                              due 7/01/2029 (f)(h)                                                                         17,270
                    -------------------------------------------------------------------------------------------------------------
                      8,805   Fort Myers, Florida, Utility System Revenue Refunding Bonds, 5% due 10/01/2031 (a)            9,128
                    -------------------------------------------------------------------------------------------------------------
                     16,000   Hernando County, Florida, School Board, COP, 5% due 7/01/2030 (a)                            16,503
                    -------------------------------------------------------------------------------------------------------------
                      7,135   Highlands County, Florida, Health Facilities Authority, Hospital Revenue Bonds
                              (Adventist Health System), Series A, 6% due 11/15/2011 (j)                                    7,928
                    -------------------------------------------------------------------------------------------------------------
                      6,285   Highlands County, Florida, Health Facilities Authority, Hospital Revenue Bonds
                              (Adventist Health System), Series C, 5.25% due 11/15/2036                                     6,500
                    -------------------------------------------------------------------------------------------------------------

MuniHoldings Florida Insured Fund
Schedule of Investments as of May 31, 2006                        (in Thousands)

                       Face
                     Amount   Municipal Bonds                                                                           Value
---------------------------------------------------------------------------------------------------------------------------------
                    $ 6,600   Hillsborough County, Florida, School Board, COP, 5.375% due 7/01/2009 (a)(j)           $      6,921
                    -------------------------------------------------------------------------------------------------------------
                     33,400   Hillsborough County, Florida, School Board, COP, 6% due 7/01/2009 (a)(j)                     35,916
                    -------------------------------------------------------------------------------------------------------------
                      1,500   Hillsborough County, Florida, School Board, COP, Refunding, Series A, 5%
                              due 7/01/2026 (a)                                                                             1,550
                    -------------------------------------------------------------------------------------------------------------
                      1,300   Indian River County, Florida, Water and Sewer Revenue Refunding Bonds, Series A,
                              5.25% due 9/01/2018 (h)                                                                       1,362
                    -------------------------------------------------------------------------------------------------------------
                      1,800   Jacksonville, Florida, Economic Development Commission, Health Care Facilities
                              Revenue Bonds (Mayo Clinic-Jacksonville), Series A, 5.50% due 11/15/2036 (a)                  1,930
                    -------------------------------------------------------------------------------------------------------------
                      7,305   Jacksonville, Florida, Guaranteed Entitlement Revenue Refunding and Improvement
                              Bonds, 5.25% due 10/01/2032 (h)                                                               7,669
                    -------------------------------------------------------------------------------------------------------------
                      1,130   Jacksonville, Florida, Port Authority, Seaport Revenue Bonds, AMT, 5.625%
                              due 11/01/2010 (a)(j)                                                                         1,204
                    -------------------------------------------------------------------------------------------------------------
                      1,870   Jacksonville, Florida, Port Authority, Seaport Revenue Bonds, AMT, 5.625%
                              due 11/01/2026 (a)                                                                            1,973
                    -------------------------------------------------------------------------------------------------------------
                      2,000   Jacksonville, Florida, Sales Tax Revenue Bonds, 5.50% due 10/01/2016 (b)                      2,156
                    -------------------------------------------------------------------------------------------------------------
                      3,800   Jacksonville, Florida, Sales Tax Revenue Bonds, 5.50% due 10/01/2018 (b)                      4,078
                    -------------------------------------------------------------------------------------------------------------
                      1,500   Jacksonville, Florida, Water and Sewer Revenue Bonds (United Water Florida Project),
                              AMT, 6.35% due 8/01/2025 (b)                                                                  1,533
                    -------------------------------------------------------------------------------------------------------------
                      9,962   Lee County, Florida, Airport Revenue Bonds, RIB, AMT, Series 811-X, 7.24%
                              due 10/01/2029 (c)(f)                                                                        11,502
                    -------------------------------------------------------------------------------------------------------------
                      4,225   Lee County, Florida, Capital Revenue Bonds, 5.25% due 10/01/2023 (b)                          4,509
                    -------------------------------------------------------------------------------------------------------------
                        100   Lee County, Florida, HFA, S/F Mortgage Revenue Bonds (Multi-County Program), AMT,
                              Series A-1, 7.20% due 3/01/2033 (d)(g)                                                          101
                    -------------------------------------------------------------------------------------------------------------
                        525   Lee County, Florida, HFA, S/F Mortgage Revenue Refunding Bonds, AMT, Series A-2,
                              6.30% due 3/01/2029 (d)(e)(g)                                                                   527
                    -------------------------------------------------------------------------------------------------------------
                      1,605   Leesburg, Florida, Capital Improvement Revenue Bonds, 5.25% due 10/01/2027 (h)                1,710
                    -------------------------------------------------------------------------------------------------------------
                      3,425   Leesburg, Florida, Capital Improvement Revenue Bonds, 5.25% due 10/01/2034 (h)                3,619
                    -------------------------------------------------------------------------------------------------------------
                        505   Manatee County, Florida, HFA, S/F Mortgage Revenue Refunding Bonds, AMT,
                              Sub-Series 1, 6.25% due 11/01/2028 (d)                                                          514
                    -------------------------------------------------------------------------------------------------------------
                      3,675   Marco Island, Florida, Utility System Revenue Bonds, 5% due 10/01/2033 (a)                    3,777
                    -------------------------------------------------------------------------------------------------------------
                      5,990   Martin County, Florida, Utilities System Revenue Bonds, 5.125% due 10/01/2033 (b)             6,202
                    -------------------------------------------------------------------------------------------------------------
                      1,630   Miami Beach, Florida, Stormwater Revenue Bonds, 5.75% due 9/01/2016 (h)                       1,766
                    -------------------------------------------------------------------------------------------------------------
                      1,000   Miami Beach, Florida, Stormwater Revenue Bonds, 5.25% due 9/01/2020 (h)                       1,058
                    -------------------------------------------------------------------------------------------------------------
                      4,400   Miami Beach, Florida, Stormwater Revenue Bonds, 5.25% due 9/01/2025 (h)                       4,623
                    -------------------------------------------------------------------------------------------------------------
                      1,910   Miami Beach, Florida, Stormwater Revenue Bonds, 5.375% due 9/01/2030 (h)                      2,014
                    -------------------------------------------------------------------------------------------------------------

MuniHoldings Florida Insured Fund
Schedule of Investments as of May 31, 2006                        (in Thousands)

                       Face
                     Amount   Municipal Bonds                                                                           Value
---------------------------------------------------------------------------------------------------------------------------------
                    $ 2,690   Miami Beach, Florida, Water and Sewer Revenue Bonds, 5.625% due 9/01/2018 (b)          $      2,894
                    -------------------------------------------------------------------------------------------------------------
                     10,600   Miami Beach, Florida, Water and Sewer Revenue Bonds, 5.75% due 9/01/2025 (b)                 11,438
                    -------------------------------------------------------------------------------------------------------------
                      8,570   Miami-Dade County, Florida, Aviation Revenue Bonds, AMT, Series A, 5% due 10/01/2033
                              (c)                                                                                           8,643
                    -------------------------------------------------------------------------------------------------------------
                      5,245   Miami-Dade County, Florida, Aviation Revenue Bonds, AMT, Series A, 5.125%
                              due 10/01/2035 (c)                                                                            5,329
                    -------------------------------------------------------------------------------------------------------------
                      6,000   Miami-Dade County, Florida, Aviation Revenue Bonds (Miami International Airport),
                              AMT, Series A, 6% due 10/01/2024 (h)                                                          6,483
                    -------------------------------------------------------------------------------------------------------------
                     10,000   Miami-Dade County, Florida, Aviation Revenue Bonds (Miami International Airport),
                              AMT, Series A, 6% due 10/01/2029 (h)                                                         10,773
                    -------------------------------------------------------------------------------------------------------------
                     13,990   Miami-Dade County, Florida, Aviation Revenue Refunding Bonds (Miami International
                              Airport), AMT, Series A, 5% due 10/01/2038 (l)                                               14,135
                    -------------------------------------------------------------------------------------------------------------
                      1,000   Miami-Dade County, Florida, Educational Facilities Authority Revenue Bonds, Series A,
                              5.50% due 4/01/2019 (b)                                                                       1,065
                    -------------------------------------------------------------------------------------------------------------
                     19,425   Miami-Dade County, Florida, Educational Facilities Authority Revenue Bonds, Series A,
                              6% due 4/01/2023 (b)                                                                         20,998
                    -------------------------------------------------------------------------------------------------------------
                      5,000   Miami-Dade County, Florida, Educational Facilities Authority Revenue Bonds
                              (University of Miami), Series A, 5.75% due 4/01/2029 (b)                                      5,364
                    -------------------------------------------------------------------------------------------------------------
                      8,995   Miami-Dade County, Florida, Expressway Authority, Toll System Revenue Bonds,
                              Series B, 5.25% due 7/01/2027 (h)                                                             9,554
                    -------------------------------------------------------------------------------------------------------------
                     12,640   Miami-Dade County, Florida, Expressway Authority, Toll System Revenue Bonds,
                              Series B, 5% due 7/01/2033 (h)                                                               13,003
                    -------------------------------------------------------------------------------------------------------------
                     12,250   Miami-Dade County, Florida, Expressway Authority, Toll System Revenue Refunding
                              Bonds, 5.125% due 7/01/2025 (h)                                                              12,869
                    -------------------------------------------------------------------------------------------------------------
                      6,000   Miami-Dade County, Florida, GO (Building Better Communities Program), 5%
                              due 7/01/2026 (h)                                                                             6,244
                    -------------------------------------------------------------------------------------------------------------
                      6,705   Miami-Dade County, Florida, GO (Parks Program), 6% due 11/01/2024 (h)                         7,208
                    -------------------------------------------------------------------------------------------------------------
                      2,185   Miami-Dade County, Florida, HFA, M/F Mortgage Revenue Bonds (Marbrisa Apartments
                              Project), AMT, Series 2A, 6% due 8/01/2026 (c)                                                2,307
                    -------------------------------------------------------------------------------------------------------------
                      5,100   Miami-Dade County, Florida, IDA, IDR (Airis Miami II LLC Project), AMT, 6%
                              due 10/15/2019 (b)                                                                            5,445
                    -------------------------------------------------------------------------------------------------------------
                      3,280   Miami-Dade County, Florida, IDA, IDR (BAC Funding Corporation Project), Series A,
                              5.25% due 10/01/2020 (b)                                                                      3,495
                    -------------------------------------------------------------------------------------------------------------

MuniHoldings Florida Insured Fund
Schedule of Investments as of May 31, 2006                        (in Thousands)

                       Face
                     Amount   Municipal Bonds                                                                           Value
---------------------------------------------------------------------------------------------------------------------------------
                    $ 3,750   Miami-Dade County, Florida, School Board, COP, Series A, 5% due 11/01/2022 (b)         $      3,920
                    -------------------------------------------------------------------------------------------------------------
                      5,000   Miami-Dade County, Florida, School Board, COP, Series B, 5% due 11/01/2026 (b)                5,193
                    -------------------------------------------------------------------------------------------------------------
                      2,945   Miami-Dade County, Florida, Solid Waste System Revenue Bonds, 5.50% due 10/01/2015
                              (c)                                                                                           3,172
                    -------------------------------------------------------------------------------------------------------------
                      3,105   Miami-Dade County, Florida, Solid Waste System Revenue Bonds, 5.50% due 10/01/2016
                              (c)                                                                                           3,340
                    -------------------------------------------------------------------------------------------------------------
                      8,800   Miami-Dade County, Florida, Solid Waste System Revenue Bonds, 5.25% due 10/01/2030
                              (a)                                                                                           9,353
                    -------------------------------------------------------------------------------------------------------------
                      1,035   Nassau County, Florida, Public Improvement Revenue Refunding Bonds, 5.75%
                              due 5/01/2016 (a)                                                                             1,122
                    -------------------------------------------------------------------------------------------------------------
                      1,095   Nassau County, Florida, Public Improvement Revenue Refunding Bonds, 5.75%
                              due 5/01/2017 (a)                                                                             1,184
                    -------------------------------------------------------------------------------------------------------------
                      1,155   Nassau County, Florida, Public Improvement Revenue Refunding Bonds, 5.75%
                              due 5/01/2018 (a)                                                                             1,249
                    -------------------------------------------------------------------------------------------------------------
                      1,225   Nassau County, Florida, Public Improvement Revenue Refunding Bonds, 5.75%
                              due 5/01/2019 (a)                                                                             1,325
                    -------------------------------------------------------------------------------------------------------------
                      5,175   Nassau County, Florida, Water and Sewer System Revenue Bonds, 5.125% due 9/01/2033
                              (a)                                                                                           5,357
                    -------------------------------------------------------------------------------------------------------------
                      1,015   Orange County, Florida, HFA, S/F Mortgage Revenue Bonds, AMT, 6.85% due 10/01/2027
                              (d)(g)                                                                                        1,020
                    -------------------------------------------------------------------------------------------------------------
                      2,900   Orange County, Florida, Health Facilities Authority, Hospital Revenue Bonds
                              (Adventist Health System), 6.25% due 11/15/2024                                               3,171
                    -------------------------------------------------------------------------------------------------------------
                      9,220   Orange County, Florida, Health Facilities Authority, Hospital Revenue Bonds (Orlando
                              Regional Healthcare), 6% due 12/01/2012 (j)                                                  10,302
                    -------------------------------------------------------------------------------------------------------------
                      5,000   Orange County, Florida, Health Facilities Authority, Hospital Revenue Bonds (Orlando
                              Regional Healthcare), Series A, 6.25% due 10/01/2018 (a)                                      5,862
                    -------------------------------------------------------------------------------------------------------------
                      1,300   Orange County, Florida, School Board COP, 5.50% due 8/01/2025 (b)                             1,377
                    -------------------------------------------------------------------------------------------------------------
                     31,745   Orange County, Florida, Tourist Development, Tax Revenue Bonds, 5.75% due 10/01/2009
                              (b)(j)                                                                                       33,767
                    -------------------------------------------------------------------------------------------------------------
                     13,875   Orange County, Florida, Tourist Development, Tax Revenue Bonds, 5.50% due 4/01/2012
                              (b)(j)                                                                                       15,068
                    -------------------------------------------------------------------------------------------------------------
                      3,250   Orlando and Orange County, Florida, Expressway Authority Revenue Bonds, Series B, 5%
                              due 7/01/2030 (b)                                                                             3,340
                    -------------------------------------------------------------------------------------------------------------

MuniHoldings Florida Insured Fund
Schedule of Investments as of May 31, 2006                        (in Thousands)

                       Face
                     Amount   Municipal Bonds                                                                           Value
---------------------------------------------------------------------------------------------------------------------------------
                    $37,550   Orlando and Orange County, Florida, Expressway Authority Revenue Bonds, Series B, 5%
                              due 7/01/2035 (b)                                                                      $     38,493
                    -------------------------------------------------------------------------------------------------------------
                      3,155   Osceola County, Florida, Infrastructure Sales Surplus Tax Revenue Bonds, 5.375%
                              due 10/01/2018 (b)                                                                            3,386
                    -------------------------------------------------------------------------------------------------------------
                      7,680   Osceola County, Florida, Infrastructure Sales Surplus Tax Revenue Bonds, 5.25%
                              due 10/01/2025 (b)                                                                            8,096
                    -------------------------------------------------------------------------------------------------------------
                      2,065   Osceola County, Florida, Sales Tax Revenue Bonds, 5.625% due 6/01/2016 (h)                    2,247
                    -------------------------------------------------------------------------------------------------------------
                      1,605   Osceola County, Florida, Sales Tax Revenue Bonds, 5.625% due 6/01/2017 (h)                    1,740
                    -------------------------------------------------------------------------------------------------------------
                      1,075   Osceola County, Florida, Sales Tax Revenue Bonds, 5.625% due 6/01/2018 (h)                    1,165
                    -------------------------------------------------------------------------------------------------------------
                      4,240   Osceola County, Florida, School Board, COP, Series A, 5.25% due 6/01/2027 (b)                 4,463
                    -------------------------------------------------------------------------------------------------------------
                      5,560   Osceola County, Florida, Tourist Development Tax Revenue Bonds, Series A, 5.50%
                              due 10/01/2027 (h)                                                                            5,954
                    -------------------------------------------------------------------------------------------------------------
                      4,605   Palm Beach County, Florida, GO (Liquid Acquisition Program), Series B, 5.75%
                              due 8/01/2016 (a)                                                                             4,908
                    -------------------------------------------------------------------------------------------------------------
                      5,330   Palm Beach County, Florida, GO (Liquid Acquisition Program), Series B, 5.75%
                              due 8/01/2018 (a)                                                                             5,679
                    -------------------------------------------------------------------------------------------------------------
                      6,115   Palm Beach County, Florida, School Board COP, Refunding, Series B, 5.375%
                              due 8/01/2017 (b)                                                                             6,539
                    -------------------------------------------------------------------------------------------------------------
                      5,070   Palm Beach County, Florida, School Board, COP, Series A, 6% due 8/01/2010 (h)(j)              5,551
                    -------------------------------------------------------------------------------------------------------------
                     13,205   Palm Beach County, Florida, School Board, COP, Series A, 6.25% due 8/01/2010 (h)(j)          14,584
                    -------------------------------------------------------------------------------------------------------------
                     13,500   Palm Beach County, Florida, School Board, COP, Series A, 5% due 8/01/2031 (c)                13,934
                    -------------------------------------------------------------------------------------------------------------
                      4,000   Palm Coast, Florida, Utility System Revenue Bonds, 5% due 10/01/2027 (a)                      4,118
                    -------------------------------------------------------------------------------------------------------------
                      3,000   Panama City, Florida, Water and Sewer Revenue Bonds, Series B, 5.25% due 10/01/2022
                              (a)                                                                                           3,215
                    -------------------------------------------------------------------------------------------------------------
                      2,070   Pembroke Pines, Florida, Public Improvement Revenue Bonds, Series A, 5%
                              due 10/01/2034 (b)                                                                            2,130
                    -------------------------------------------------------------------------------------------------------------
                      3,195   Polk County, Florida, Public Facilities Revenue Bonds, 5% due 12/01/2025 (a)                  3,327
                    -------------------------------------------------------------------------------------------------------------
                      4,940   Polk County, Florida, Public Facilities Revenue Bonds, 5% due 12/01/2033 (a)                  5,095
                    -------------------------------------------------------------------------------------------------------------
                      9,885   Polk County, Florida, School Board COP, Master Lease, Series A, 5.50% due 1/01/2025
                              (c)                                                                                          10,549
                    -------------------------------------------------------------------------------------------------------------
                      1,280   Port St. Lucie, Florida, Utility Revenue Bonds, 5.25% due 9/01/2026 (a)                       1,364
                    -------------------------------------------------------------------------------------------------------------
                      1,345   Port St. Lucie, Florida, Utility Revenue Bonds, 5.25% due 9/01/2027 (a)                       1,432
                    -------------------------------------------------------------------------------------------------------------
                      5,000   Port St. Lucie, Florida, Utility System Revenue Refunding Bonds, Series A, 5%
                              due 9/01/2028 (a)                                                                             5,187
                    -------------------------------------------------------------------------------------------------------------
                      5,335   Port St. Lucie, Florida, Utility System Revenue Refunding Bonds, Series A, 5%
                              due 9/01/2029 (a)                                                                             5,525
                    -------------------------------------------------------------------------------------------------------------

MuniHoldings Florida Insured Fund
Schedule of Investments as of May 31, 2006                        (in Thousands)

                       Face
                     Amount   Municipal Bonds                                                                           Value
---------------------------------------------------------------------------------------------------------------------------------
                    $ 1,275   Saint Johns County, Florida, IDA, IDR, Refunding (Professional Golf Project), 5.50%
                              due 9/01/2015 (a)                                                                      $      1,382
                    -------------------------------------------------------------------------------------------------------------
                      1,345   Saint Johns County, Florida, IDA, IDR, Refunding (Professional Golf Project), 5.50%
                              due 9/01/2016 (a)                                                                             1,456
                    -------------------------------------------------------------------------------------------------------------
                      1,420   Saint Johns County, Florida, IDA, IDR, Refunding (Professional Golf Project), 5.50%
                              due 9/01/2017 (a)                                                                             1,526
                    -------------------------------------------------------------------------------------------------------------
                      1,500   Saint Johns County, Florida, IDA, IDR, Refunding (Professional Golf Project), 5.50%
                              due 9/01/2018 (a)                                                                             1,612
                    -------------------------------------------------------------------------------------------------------------
                      2,945   Saint Johns County, Florida, Ponte Vedra Utility System Revenue Bonds, 5%
                              due 10/01/2030 (c)                                                                            3,047
                    -------------------------------------------------------------------------------------------------------------
                      2,430   Saint Johns County, Florida, Ponte Vedra Utility System Revenue Bonds, 5%
                              due 10/01/2035 (c)                                                                            2,507
                    -------------------------------------------------------------------------------------------------------------
                      1,375   Saint Johns County, Florida, Sales Tax Revenue Bonds, Series A, 5.25% due 10/01/2028
                              (b)                                                                                           1,456
                    -------------------------------------------------------------------------------------------------------------
                      1,355   Saint Johns County, Florida, Sales Tax Revenue Bonds, Series A, 5.25% due 10/01/2031
                              (b)                                                                                           1,431
                    -------------------------------------------------------------------------------------------------------------
                      2,000   Saint Johns County, Florida, Sales Tax Revenue Bonds, Series A, 5.25% due 10/01/2034
                              (b)                                                                                           2,109
                    -------------------------------------------------------------------------------------------------------------
                      1,430   Saint Johns County, Florida, Sales Tax Revenue Bonds, Series B, 5.25% due 10/01/2027
                              (b)                                                                                           1,519
                    -------------------------------------------------------------------------------------------------------------
                        840   Saint Johns County, Florida, Sales Tax Revenue Bonds, Series B, 5.25% due 10/01/2032
                              (b)                                                                                             886
                    -------------------------------------------------------------------------------------------------------------
                      3,500   Saint Johns County, Florida, Transportation Improvement Revenue Bonds, 5.125%
                              due 10/01/2032 (b)                                                                            3,625
                    -------------------------------------------------------------------------------------------------------------
                      4,055   Saint Lucie County, Florida, School Board, COP, 6.25% due 7/01/2010 (c)(j)                    4,472
                    -------------------------------------------------------------------------------------------------------------
                      1,495   Saint Lucie County, Florida, School Board COP, Refunding, Series A, 5.50%
                              due 7/01/2018 (c)                                                                             1,604
                    -------------------------------------------------------------------------------------------------------------
                      1,170   Saint Lucie County, Florida, School Board COP, Refunding, Series C, 5.50%
                              due 7/01/2018 (c)                                                                             1,255
                    -------------------------------------------------------------------------------------------------------------
                      1,720   Saint Lucie, Florida, West Services District, Utility Revenue Bonds, 5.25%
                              due 10/01/2034 (a)                                                                            1,827
                    -------------------------------------------------------------------------------------------------------------
                      4,750   Saint Lucie, Florida, West Services District, Utility Revenue Bonds, 5%
                              due 10/01/2038 (a)                                                                            4,889
                    -------------------------------------------------------------------------------------------------------------
                      3,250   Saint Lucie, Florida, West Services District, Utility Revenue Refunding Bonds, Senior
                              Lien, 6% due 10/01/2022 (a)                                                                   3,567
                    -------------------------------------------------------------------------------------------------------------
                      4,395   Santa Rosa County, Florida, School Board, COP, DRIVERS, Series 1293Z, 6.713%
                              due 2/01/2014 (f)(h)                                                                          4,942
                    -------------------------------------------------------------------------------------------------------------
                      3,000   Seminole County, Florida, Sales Tax Revenue Bonds, Series A, 5% due 10/01/2031 (a)            3,102

MuniHoldings Florida Insured Fund
Schedule of Investments as of May 31, 2006                        (in Thousands)

                       Face
                     Amount   Municipal Bonds                                                                           Value
---------------------------------------------------------------------------------------------------------------------------------
                    $ 1,750   South Lake County, Florida, Hospital District Revenue Bonds (South Lake Hospital
                              Inc.), 5.80% due 10/01/2034                                                            $      1,808
                    -------------------------------------------------------------------------------------------------------------
                      2,250   Sunrise, Florida, Utility System Revenue Refunding Bonds, 5.20% due 10/01/2022 (b)            2,449
                    -------------------------------------------------------------------------------------------------------------
                      2,430   Sunrise Lakes, Florida, Phase 4 Recreation District, Refunding Bonds, GO, 5.25%
                              due 8/01/2024 (b)                                                                             2,490
                    -------------------------------------------------------------------------------------------------------------
                      2,800   Tallahassee, Florida, Lease Revenue Bonds (Florida State University Project),
                              Series A, 5.25% due 8/01/2023 (a)                                                             2,911
                    -------------------------------------------------------------------------------------------------------------
                      1,000   Tallahassee, Florida, Lease Revenue Bonds (Florida State University Project),
                              Series A, 5.375% due 8/01/2026 (a)                                                            1,054
                    -------------------------------------------------------------------------------------------------------------
                     30,335   Tampa Bay, Florida, Water Utility System Revenue Bonds, 6% due 10/01/2011 (h)(j)             33,543
                    -------------------------------------------------------------------------------------------------------------
                     14,750   Tampa, Florida, Sports Authority Revenue Bonds (Local Option Sales Tax - Stadium
                              Project), 5.25% due 1/01/2007 (a)(j)                                                         15,037
                    -------------------------------------------------------------------------------------------------------------
                      3,835   Taylor County, Florida, Sales Tax Revenue Bonds, 6% due 10/01/2010 (h)(j)                     4,177
                    -------------------------------------------------------------------------------------------------------------
                      8,935   University of Central Florida (UCF) Athletics Association Inc., COP, Series A, 5.25%
                              due 10/01/2034 (h)                                                                            9,365
                    -------------------------------------------------------------------------------------------------------------
                     10,775   Village Center Community Development District, Florida, Recreational Revenue Bonds,
                              Series A, 5.375% due 11/01/2034 (a)                                                          11,545
                    -------------------------------------------------------------------------------------------------------------
                      1,750   Village Center Community Development District, Florida, Recreational Revenue Bonds,
                              Series A, 5.125% due 11/01/2036 (a)                                                           1,820
                    -------------------------------------------------------------------------------------------------------------
                      3,000   Village Center Community Development District, Florida, Utility Revenue Bonds, 5.25%
                              due 10/01/2023 (a)                                                                            3,190
                    -------------------------------------------------------------------------------------------------------------
                      2,075   Volusia County, Florida, IDA, Student Housing Revenue Bonds (Stetson University
                              Project), Series A, 5% due 6/01/2025 (l)                                                      2,160
                    -------------------------------------------------------------------------------------------------------------
                      1,740   Volusia County, Florida, IDA, Student Housing Revenue Bonds (Stetson University
                              Project), Series A, 5% due 6/01/2035 (l)                                                      1,793
---------------------------------------------------------------------------------------------------------------------------------
District of           2,050   Metropolitan Washington Airports Authority, D.C., Airport System Revenue Bonds, AMT,
Columbia - 0.4%               Series A, 5.25% due 10/01/2032 (h)                                                            2,100
---------------------------------------------------------------------------------------------------------------------------------
Georgia - 1.8%        9,700   Atlanta, Georgia, Airport Passenger Facility Charge and Subordinate Lien General
                              Revenue Refunding Bonds, Series C, 5% due 1/01/2033 (c)                                       9,913
---------------------------------------------------------------------------------------------------------------------------------
Maryland - 0.9%       4,740   Baltimore, Maryland, Convention Center Hotel Revenue Bonds, Senior Series A, 5.25%
                              due 9/01/2039 (n)                                                                             5,001
---------------------------------------------------------------------------------------------------------------------------------
Puerto Rico - 0.5%    2,725   Puerto Rico Industrial Tourist, Educational, Medical and Environmental Control
                              Facilities Revenue Bonds (University Plaza Project), Series A, 5.625% due 7/01/2019
                              (a)                                                                                           2,911
---------------------------------------------------------------------------------------------------------------------------------
                              Total Municipal Bonds (Cost - $854,750) - 161.9%                                            889,025
---------------------------------------------------------------------------------------------------------------------------------

MuniHoldings Florida Insured Fund
Schedule of Investments as of May 31, 2006                        (in Thousands)

                     Shares
                       Held   Short-Term Securities                                                                     Value
---------------------------------------------------------------------------------------------------------------------------------
                     25,324   CMA Florida Municipal Money Fund, 2.85% (o)(p)                                         $     25,324
---------------------------------------------------------------------------------------------------------------------------------
                              Total Short-Term Securities (Cost - $25,324) - 4.6%                                          25,324
---------------------------------------------------------------------------------------------------------------------------------
                              Total Investments (Cost - $880,074*) - 166.5%                                               914,349

                              Liabilities in Excess of Other Assets - (0.3%)                                               (1,797)

                              Preferred Shares, at Redemption Value - (66.2%)                                            (363,404)
                                                                                                                     ------------
                              Net Assets Applicable to Common Shares - 100.0%                                        $    549,148
                                                                                                                     ============

* The cost and unrealized appreciation (depreciation) of investments as of May 31, 2006, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                                $   881,825
                                                                    ===========
      Gross unrealized appreciation                                 $    33,455
      Gross unrealized depreciation                                        (931)
                                                                    -----------
      Net unrealized appreciation                                   $    32,524
                                                                    ===========

(a)   MBIA Insured.
(b)   AMBAC Insured.
(c)   FSA Insured.
(d)   GNMA Collateralized.
(e)   FHLMC Collateralized.
(f) The rate disclosed is that currently in effect. This rate changes periodically and inversely based upon prevailing market rates.
(g)   FNMA Collateralized.
(h)   FGIC Insured.
(i)   FHA Insured.
(j)   Prerefunded.
(k)   Radian Insured.
(l)   CIFG Insured.
(m)   Assured Guaranty Insured.
(n)   XL Capital Insured.
(o)   Represents the current yield as of 5/31/2006.
(p) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
      Affiliate                                          Net            Dividend
                                                       Activity           Income
      --------------------------------------------------------------------------
      CMA Florida Municipal Money Fund                  25,324           $   127
      Merrill Lynch Institutional Tax-Exempt Fund       (2,535)          $    53
      --------------------------------------------------------------------------

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MuniHoldings Florida Insured Fund, Inc.


By: /s/ Robert C. Doll, Jr.
    -----------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    MuniHoldings Florida Insured Fund, Inc.

Date: July 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    -----------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    MuniHoldings Florida Insured Fund, Inc.

Date: July 21, 2006


By: /s/ Donald C. Burke
    -----------------------------
    Donald C. Burke
    Chief Financial Officer
    MuniHoldings Florida Insured Fund, Inc.

Date: July 21, 2006